Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		¥ (4,313)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)	¥ (11,506)		¥ (114)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)	775		132
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		157
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		115
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)	(241)		(566)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	457		0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)	(119)		(20)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(156)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(1,816)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)	3,851		5,620
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(4,349)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			(1,124)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)	413		3,910
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(639)
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			(393)
Gains (losses) recognized in income on hedged item			393
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	8,448
Gains (losses) recognized in income on hedged item	0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(19,805)	(8,448)
Gains (losses) recognized in income on hedged item	18,955
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(187)	5,403	956
Gains (losses) recognized in income on hedged item	244		(956)
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	3,656	(5,538)
Gains (losses) recognized in income on hedged item	(3,294)
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			1,147
Gains (losses) recognized in income on hedged item			(1,147)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	15,273
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)		4,850	(14,300)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0	0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	4,595
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,594
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)		(2,540)	(3,559)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	2,759
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	13,489
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)		(5,963)	8,746
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)		0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0	0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Nondesignated | Other (income) and expense | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(1,843)
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(912)	(5,819)	[1]
Nondesignated | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	1,257
Nondesignated | Interest Expense [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	0
Nondesignated | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	159
Gains (losses) recognized in income on derivative		832	1,420
Nondesignated | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	0
Nondesignated | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	7
Nondesignated | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(1,840)
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(6,589)	(6,626)	[1]
Nondesignated | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	204
Nondesignated | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	4,803
Nondesignated | Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(6)
Gains (losses) recognized in income on derivative		105	(4)
Nondesignated | Credit derivatives held/written | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	0
Nondesignated | Credit derivatives held/written | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	0
Nondesignated | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	4,481
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	402
Gains (losses) recognized in income on derivative		¥ 710	¥ (291)	[1]
Nondesignated | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	0
Nondesignated | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Nondesignated | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(3,020)
Nondesignated | Fair value hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	3
Nondesignated | Fair value hedges | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	29
Nondesignated | Fair value hedges | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Nondesignated | Fair value hedges | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 0

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2018 (see Note 26 “Life Insurance Operations”).